UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York 10017		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2005 to September 30, 2005

Item 1:           Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES (89.2%)
CORPORATE OBLIGATIONS (88.2%)
Aerospace (0.7%)
$300	BE Aerospace, Inc., Series B, Senior
	Subordinated Notes	(B- , Caa2)	03/01/08	8.000	$301,500
925	L-3 Communication Corp., Global Senior
	Subordinated Notes (Callable 1/15/10 @
	$102.94)	(BB+ , Ba3)	01/15/15	5.875	899,562
250	Sequa Corp., Senior Notes	(BB- , B1)	08/01/09	9.000	266,250
					1,467,312

Airlines (0.4%)
900	American Airlines, Inc., Series 01-2, Pass Thru
	Certificates	(B , B1)	10/01/06	7.800	862,220

Automobile Manufacturing/Vehicle Parts (5.5%)
750	Accuride Corp., Global Company Guaranteed
	Notes (Callable 2/01/10 @ $104.25)	(B- , Caa1)	02/01/15	8.500	738,750
800	American Tire Distributors, Inc., Rule 144A,
	Senior Notes (Callable 4/01/09 @ $105.38)‡	(CCC+ , Caa2)	04/01/13	10.750	732,000
400	Autocam Corp., Global Senior Subordinated
	Notes (Callable 6/15/09 @ $105.44)	(B- , Caa2)	06/15/14	10.875	268,000
775	Cambridge Industries, Inc., Senior
	Subordinated Notes^	(NR , NR)	07/15/07	10.250	7,746
400	Cooper-Standard Automotive, Inc., Global
	Company Guaranteed Notes (Callable
	12/15/09 @ $104.19)	(B , B3)	12/15/14	8.375	338,000
500	Cummins, Inc., Global Senior Notes
	(Callable 12/01/06 @ $104.75)	(BB+ , Ba2)	12/01/10	9.500	546,250
245	Delphi Corp., Global Notes	(CCC- , Ca)	06/15/06	6.550	181,300
475	Dura Operating Corp., Series D, Company
	Guaranteed Notes (Callable 5/01/06 @ $101.50)	(CCC+ , Caa1)	05/01/09	9.000	332,500
1,600	General Motors Acceptance Corp., Bonds	(BB , Ba1)	11/01/31	8.000	1,400,562
3,470	General Motors Acceptance Corp., Global Notes	(BB , Ba1)	12/01/14	6.750	3,023,276
1,250	Goodyear Tire & Rubber Co., Rule 144A,
	Senior Notes (Callable 7/01/10 @ $104.50)‡	(B- , B3)	07/01/15	9.000	1,237,500
365	Holley Performance Products, Inc., Series B,
	Company Guaranteed Notes (Callable
	9/15/06 @ $100.00)	(CCC- , NR)	09/15/07	12.250	323,025
450	Keystone Automotive Operations, Inc.,
	Global Senior Subordinated Notes
	(Callable 11/01/08 @ $104.88)	(B- , B3)	11/01/13	9.750	450,000
800	Metaldyne Corp., Global Company Guaranteed
	Notes (Callable 6/15/07 @ $105.50)	(CCC+ , Caa2)	06/15/12	11.000	548,000
400	Stanadyne Corp., Global Senior Subordinated
	Notes (Callable 8/15/09 @ $105.00)	(B- , Caa1)	08/15/14	10.000	398,000
350	Tenneco Automotive, Inc., Global Company
	Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B- , B3)	11/15/14	8.625	354,375
900	Visteon Corp., Global Senior Notes	(B- , B3)	08/01/10	8.250	859,500
					11,738,784

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Broadband (0.4%)
$750	Level 3 Communications, Inc., Senior Notes
	(Callable 5/01/06 @ $100.00)	(CC , Ca)	05/01/08	9.125	$615,000
250	Level 3 Financing, Inc., Senior Notes
	(Callable 10/15/07 @ $105.38)	(CC , Caa1)	10/15/11	10.750	210,312
					825,312

Broadcast/Outdoor (1.4%)
750	Emmis Communications Corp., Senior Notes
	(Callable 12/15/05 @ $100.00)#	(B- , B3)	06/15/12	9.745	759,375
250	Emmis Operating, Co., Global Senior
	Subordinated Notes (Callable 5/15/08 @ $103.44)	(B- , B2)	05/15/12	6.875	250,312
75	Interep National Radio Sales, Inc., Series B,
	Company Guaranteed Notes (Callable
	7/01/06 @ $100.00)	(CC , Ca)	07/01/08	10.000	60,469
190	LIN Television Corp., Rule 144A, Senior
	Subordinated Notes (Callable 5/15/08 @
	$103.25)‡	(B- , B1)	05/15/13	6.500	180,975
500	Paxson Communications Corp., Global
	Company Guaranteed Notes (Callable 1/15/06 @ $106.13)+	(CCC- , Caa1)	01/15/09	0.000	487,500
550	Sinclair Broadcast Group, Inc., Global
	Company Guaranteed Notes (Callable 12/15/06 @ $104.38)	(B , B2)	12/15/11	8.750	580,250
750	Sirius Satellite Radio, Inc., Rule 144A, Senior
	Notes (Callable 9/01/09 @ $104.81)‡	(CCC , Caa1)	08/01/13	9.625	723,750
					3,042,631

Building Products (3.8%)
250	Ahern Rentals, Inc., Rule 144A, Secured Notes
	(Callable 8/15/09 @ $104.63)‡	(B- , B3)	08/15/13	9.250	256,875
750	Associated Materials, Inc., Global Senior
	Discount Notes (Callable 3/01/09 @ $105.63)+	(CCC+ , Caa2)	03/01/14	0.000	378,750
300	Building Materials Corp. of America, Global
	Secured Notes (Callable 8/01/09 @ $103.88)	(B+ , B2)	08/01/14	7.750	292,500
750	Compression Polymers Holding Corp.,
	Rule 144A, Senior Notes (Callable 7/01/09 @ $105.25)‡	(B- , B2)	07/01/13	10.500	699,375
700	Dayton Superior Corp., Company Guaranteed
	Notes (Callable 6/15/07 @ $102.17)	(CCC , Caa2)	06/15/09	13.000	563,500
250	Dayton Superior Corp., Global Secured Notes
	(Callable 6/15/06 @ $105.63)	(B- , B3)	09/15/08	10.750	253,750
1,250	Goodman Global Holdings Co., Inc.,
	Rule 144A, Senior Subordinated Notes
	(Callable 12/15/08 @ $103.94)‡	(B- , Caa1)	12/15/12	7.875	1,137,500
400	Interface, Inc., Global Senior Subordinated
	Notes (Callable 2/01/09 @ $104.75)	(CCC , Caa3)	02/01/14	9.500	402,000
400	K Hovnanian Enterprises, Inc., Rule 144A,
	Private Placement Notes‡	(BB , Ba1)	01/15/16	6.250	374,459
250	Norcraft Holdings L.P./Norcraft Capital,
	Global Senior Discount Notes (Callable
	9/01/08 @ $104.88)+	(B- , Caa1)	09/01/12	0.000	176,250
1,000	NTK Holdings, Inc., Senior Discount
	Notes (Callable 9/01/09 @ $105.38)+	(CCC+ , Caa2)	03/01/14	0.000	565,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Building Products
$900	Ply Gem Industries, Inc., Global Senior
	Subordinated Notes (Callable 2/15/08 @
	$104.50)	(B- , B3)	02/15/12	9.000	$760,500
500	RMCC Acquisition Co., Rule 144A, Senior
	Subordinated Notes (Callable 11/01/08 @
	$104.75)‡	(CCC+ , Caa1)	11/01/12	9.500	507,500
250	Texas Industries, Inc., Rule 144A, Senior
	Notes (Callable 7/15/09 @ $103.63)‡	(BB- , Ba3)	07/15/13	7.250	261,250
750	THL Buildco (Nortek), Inc., Global Senior
	Subordinated Notes (Callable 9/01/09 @
	$104.25)	(B- , Caa1)	09/01/14	8.500	693,750
1,300	Werner Holdings Co., Inc., Series A, Company
	Guaranteed Notes (Callable 11/15/05 @
	$100.00)	(CCC- , Caa2)	11/15/07	10.000	819,000
					8,141,959

Cable (5.4%)
750	Atlantic Broadband Finance LLC, Rule 144A,
	Senior Subordinated Notes (Callable 1/15/09
	@ $104.69)‡	(CCC+ , Caa1)	01/15/14	9.375	712,500
1,475	Cablevision Systems, Corp., Series B, Global
	Senior Notes	(B+ , B3)	04/15/12	8.000	1,438,125
100	Charter Communication Holdings II, Senior
	Notes (Callable 9/15/08 @ $105.13)	(CCC- , Caa1)	09/15/10	10.250	103,000
2,150	Charter Communication Holdings LLC/Cap
	Corp., Global Senior Notes (Callable
	11/15/08 @ $104.38)	(CCC- , B3)	11/15/13	8.750	2,133,875
2,000	Charter Communication Holdings LLC, Senior
	Discount Notes (Callable 4/01/06 @ $101.65)	(CCC- , Ca)	04/01/11	9.920	1,455,000
450	Charter Communications Holdings LLC/Cap
	Corp., Rule 144A, Senior Notes (Callable
	11/15/08 @ $104.38)‡	(CCC- , B3)	11/15/13	8.750	446,625
1,450	CSC Holdings, Inc., Rule 144A, Senior Notes‡	(BB- , B1)	04/15/12	7.000	1,377,500
150	CSC Holdings, Inc., Series B, Debentures	(BB- , B1)	08/15/09	8.125	151,875
200	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	04/01/11	7.625	197,500
3,014	DIVA Systems Corp., Series B, Senior
	Discount Notes (Callable 3/01/06 @ $100.00)^Ø	(NR , NR)	03/01/08	12.625	7,536
250	Insight Communications Co., Inc., Senior
	Discount Notes (Callable 2/15/06 @ $106.13)+	(CCC+ , Caa2)	02/15/11	0.000	256,250
500	Insight Midwest/Insight Capital, Global Senior
	Notes (Callable 11/01/05 @ $105.25)	(B , B2)	11/01/10	10.500	527,500
900	Insight Midwest/Insight Capital, Senior Notes
	(Callable 10/01/05 @ $103.25)	(B , B2)	10/01/09	9.750	922,500
150	Mediacom Broadband LLC, Rule 144A, Senior
	Notes (Callable 10/15/10 @ $104.25)‡	(B , B2)	10/15/15	8.500	145,500
850	Mediacom LLC/Capital Corp., Senior Notes
	(Callable 2/15/06 @ $103.94)	(B , B3)	02/15/11	7.875	807,500
953	Renaissance Media Group LLC, Company
	Guaranteed Notes (Callable 4/15/06 @ $100.00)	(CCC+ , B3)	04/15/08	10.000	948,235
					11,631,021

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Capital Goods (1.0%)
$250	Blount, Inc., Senior Subordinated Notes
	(Callable 8/01/08 @ $104.44)	(B- , Caa1)	08/01/12	8.875	$267,500
350	Case New Holland, Inc., Senior Notes
	(Callable 8/01/07 @ $104.63)	(BB- , Ba3)	08/01/11	9.250	371,875
760	JII Holdings LLC, Global Secured Notes
	(Callable 1/01/06 @ $103.25)	(CCC- , Caa2)	04/01/07	13.000	669,152
950	Motors & Gears, Inc., Series D, Senior Notes	(CCC , Caa1)	11/15/06	10.750	907,250
					2,215,777

Chemicals (3.7%)
322	BCP Crystal Holdings Corp., Global Senior
	Subordinated Notes (Callable 6/15/09 @ $104.81)	(B- , B3)	06/15/14	9.625	359,835
100	Crompton Corp., Global Senior Notes
	(Callable 8/01/08 @ $104.94)	(B , B1)	08/01/12	9.875	114,375
455	Crystal U.S. Holdings/U.S. Sub 3, Series B,
	Global Senior Discount Notes (Callable
	10/01/09 @ $105.25)+	(B- , Caa2)	10/01/14	0.000	320,775
350	Equistar Chemicals LP/Equistar Funding
	Corp., Global Senior Notes (Callable
	5/01/07 @ $105.31)	(BB- , B2)	05/01/11	10.625	383,250
325	Huntsman Co. LLC, Global Company
	Guaranteed Notes (Callable 10/15/07 @ $105.81)	(BB- , B1)	10/15/10	11.625	372,937
264	Huntsman LLC, Global Company Guaranteed
	Notes (Callable 7/15/08 @ $105.75)	(B , B2)	07/15/12	11.500	302,940
1,000	IMC Global, Inc., Global Senior Notes
	(Callable 8/01/08 @ $105.44)	(BB , Ba3)	08/01/13	10.875	1,185,000
250	ISP Chemco, Inc., Series B, Global Company
	Guaranteed Notes (Callable 7/01/06 @ $105.13)	(BB- , B1)	07/01/11	10.250	270,937
600	KI Holdings, Inc., Global Senior Discount
	Notes (Callable 11/15/09 @ $104.94)+	(B- , Caa2)	11/15/14	0.000	412,500
1,100	Lyondell Chemical Co., Global Company
	Guaranteed Notes (Callable 6/01/08 @ $105.25)	(BB- , B1)	06/01/13	10.500	1,248,500
800	Millennium America, Inc., Global Company
	Guaranteed Notes	(BB- , B1)	06/15/08	9.250	864,000
750	Nalco Co., Global Senior Notes (Callable
	11/15/07 @ $103.88)	(B- , B2)	11/15/11	7.750	770,625
400	Polyone Corp., Global Company Guaranteed
	Notes (Callable 5/15/07 @ $105.31)	(B+ , B3)	05/15/10	10.625	414,000
500	Resolution Performance Products LLC, Global
	Senior Subordinated Notes (Callable
	11/15/06 @ $104.50)	(B- , Caa2)	11/15/10	13.500	533,750
357	Terra Capital, Inc., Global Secured Notes
	(Callable 6/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	410,550
					7,963,974

Competitive Local Exchange Carrier (0.7%)
750	GCI, Inc., Global Senior Notes (Callable
	2/15/09 @ $103.62)	(B+ , B2)	02/15/14	7.250	729,375
422	Madison River Capital/Madison River Finance,
	Senior Notes (Callable 3/01/06 @ $104.42)	(CCC+ , B3)	03/01/10	13.250	451,005
400	Time Warner Telecom, LLC, Senior Notes
	(Callable 7/15/06 @ $100.00)	(CCC+ , B3)	07/15/08	9.750	407,000
					1,587,380

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Consumer Products/Tobacco (3.2%)
$400	AAC Group Holding Corp., Rule 144A, Senior
	Discount Notes (Callable 10/01/08 @
	$105.13)‡+	(B- , Caa1)	10/01/12	0.000	$290,000
650	ALH Finance LLC, Global Senior
	Subordinated Notes (Callable 1/15/09 @ $104.25)	(CCC+ , B3)	01/15/13	8.500	617,500
400	Ames True Temper, Inc., Global Company
	Guaranteed Notes (Callable 1/15/07 @ $103.00)#	(B- , B3)	01/15/12	7.599	374,000
600	Ames True Temper, Inc., Global Senior
	Subordinated Notes (Callable 7/15/08 @
	$105.00)	(CCC , Caa1)	07/15/12	10.000	471,000
300	Amscan Holdings, Inc., Global Senior
	Subordinated Notes (Callable 5/01/09 @
	$104.38)	(B- , B3)	05/01/14	8.750	264,000
750	Del Laboratories, Inc., Global Company
	Guaranteed Notes	(CCC+ , B3)	02/01/12	8.000	620,625
2,000	Diamond Brands Operating Corp., Company
	Guaranteed Notes (Callable 4/15/06 @ $100.00)^Ø	(NR , NR)	04/15/08	10.125	20,000
400	Interactive Health LLC, Rule 144A, Senior
	Notes (Callable 4/01/08 @ $105.69)‡	(B- , B3)	04/01/11	7.250	346,000
1,100	Johnsondiversey Holdings, Inc., Global
	Discount Notes (Callable 5/15/07 @ $105.34)+	(B , Caa1)	05/15/13	0.000	819,500
250	Leiner Health Products, Inc., Global Senior
	Subordinated Notes (Callable 6/01/08 @
	$105.50)	(CCC+ , B3)	06/01/12	11.000	215,000
250	Mac-Gray Corp., Rule 144A, Senior Notes
	(Callable 8/15/10 @ $103.81)‡	(BB- , B1)	08/15/15	7.625	256,250
650	PCA LLC/PCA Finance Corp., Global Senior Notes	(CCC , Caa2)	08/01/09	11.875	183,625
500	Playtex Products, Inc., Global Company
	Guaranteed Notes (Callable 6/01/06 @ $104.69)	(CCC+ , Caa2)	06/01/11	9.375	524,375
299	Prestige Brands, Inc., Global Senior
	Subordinated Notes (Callable 4/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	307,970
115	Remington Arms Co., Inc., Global Company
	Guaranteed Notes (Callable 2/01/07 @ $105.25)	(CCC+ , B3)	02/01/11	10.500	95,500
500	Revlon, Inc., Debentures	(CCC , Caa2)	04/01/11	9.500	473,750
250	Samsonite Corp., Global Senior Subordinated
	Notes (Callable 6/01/08 @ $104.44)	(B- , B3)	06/01/11	8.875	266,875
400	Sealy Mattress Co., Global Senior
	Subordinated Notes (Callable 6/15/09 @ $104.13)	(B- , B2)	06/15/14	8.250	404,000
250	Spectrum Brands, Inc., Global Senior
	Subordinated Notes (Callable 10/01/08 @ $104.25)	(B- , B3)	10/01/13	8.500	242,500
					6,792,470

Containers (2.0%)
600	Berry Plastics Corp., Global Company
	Guaranteed Notes (Callable 7/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	648,000
350	Graham Packaging Co., Subordinated Notes
	(Callable 10/15/09 @ $104.94)	(CCC+ , Caa2)	10/15/14	9.875	337,750
250	Graphic Packaging International Corp., Global
	Senior Subordinated Notes (Callable 8/15/08
	@ $104.75)	(B- , B3)	08/15/13	9.500	236,250
300	Intertape Polymer U.S., Inc., Global Senior
	Subordinated Notes (Callable 8/01/09 @
	$104.25)	(B- , B3)	08/01/14	8.500	296,929

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Containers
$680	Owens-Brockway Glass, Global Company
	Guaranteed Notes (Callable 5/15/08 @
	$104.13)	(B , B2)	05/15/13	8.250	$710,600
850	Owens-Illinois, Inc., Senior Notes	(B , B3)	05/15/07	8.100	875,500
850	Pliant Corp., Company Guaranteed Notes
	(Callable 6/01/06 @ $104.33)	(CCC+ , Caa2)	06/01/10	13.000	408,000
500	Solo Cup Co., Global Senior Subordinated
	Notes (Callable 2/15/09 @ $104.25)	(B- , B3)	02/15/14	8.500	445,000
250	U.S. Can Corp., Global Company Guaranteed
	Notes (Callable 7/15/07 @ $105.44)	(CCC+ , Caa2)	07/15/10	10.875	263,750
					4,221,779

Diversified Telecommunications (2.1%)
800	Cincinnati Bell, Inc., Global Senior
	Subordinated Notes (Callable 1/15/09 @ $104.19)	(B- , B3)	01/15/14	8.375	792,000
525	Hawaiian Telecom Communications, Inc.,
	Rule 144A, Senior Notes (Callable 5/01/09 @ $104.88)‡	(B- , B3)	05/01/13	9.750	538,125
250	Qwest Corp., Senior Notes	(BB- , Ba3)	09/01/11	7.875	392,812
2,164	Qwest Corporation, Rule 144A, Senior Notes‡	(BB- , Ba3)	06/15/15	7.625	2,220,805
500	Qwest Services Corp., Global Secured Notes
	(Callable 12/15/06 @ $106.75)	(B , Caa1)	12/15/10	13.500	575,000
					4,518,742

Energy - Other (3.0%)
1,050	Dynegy Holdings, Inc., Rule 144A, Secured
	Notes (Callable 7/15/08 @ $105.06)‡	(B- , B3)	07/15/13	10.125	1,176,000
250	Dynegy Holdings, Inc., Senior Notes	(CCC+ , Caa2)	04/01/11	6.875	245,625
500	El Paso Corp., Senior Notes	(B- , Caa1)	05/15/11	7.000	501,250
250	El Paso Natural Gas, Series A, Global Senior
	Notes (Callable 8/01/07 @ $103.81)	(B , B1)	08/01/10	7.625	261,193
1,500	El Paso Production Holding Co., Global
	Company Guaranteed Notes (Callable 6/01/08 @ $103.88)	(B , B3)	06/01/13	7.750	1,575,000
200	Giant Industries, Inc., Company Guaranteed
	Notes (Callable 5/15/09 @ $104.00)	(B- , B3)	05/15/14	8.000	210,000
162	Giant Industries, Inc., Global Company
	Guaranteed Notes (Callable 5/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	183,060
250	Inergy LP/Inergy Finance Corp., Rule 144A,
	Senior Notes (Callable 12/15/09 @ $103.44)‡	(B- , B1)	12/15/14	6.875	240,000
500	Reliant Energy, Inc., Global Secured
	(Callable 7/15/08 @ $104.75)	(B+ , B1)	07/15/13	9.500	555,000
250	Reliant Energy, Inc., Secured Notes (Callable
	12/15/09 @ $103.38)	(B+ , B1)	12/15/14	6.750	246,875
1,175	Williams Companies, Inc., Global Notes	(B+ , B1)	03/15/12	8.125	1,289,562
					6,483,565

Environmental Services (0.7%)
1,000	Allied Waste North America, Inc., Series B,
	Global Senior Notes (Callable 4/15/09 @ $103.69)	(B+ , Caa1)	04/15/14	7.375	1,039,500
400	Waste Services, Inc., Senior
	Subordinated Notes (Callable 4/15/09 @ $104.75)	(CCC , Caa2)	04/15/14	9.500	400,000
					1,439,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Finance (0.5%)
$250	E*Trade Financial Corp., Global Senior Notes
	(Callable 6/15/08 @ $104.00)	(B+ , B3)	06/15/11	8.000	$259,375
750	IAAI Finance Corp., Rule 144A, Senior
	Unsecured Notes (Callable 4/01/09 @ $105.50)‡	(CCC+ , Caa1)	04/01/13	11.000	773,974
					1,033,349

Food Processors/Beverage/Bottling (1.6%)
100	Agrilink Foods, Inc., Company Guaranteed
	Notes (Callable 11/21/05 @ $101.98)	(B- , B3)	11/01/08	11.875	102,750
800	Bear Creek Corp., Rule 144A, Senior Notes
	(Callable 3/01/09 @ $104.50)‡	(B- , B3)	03/01/13	9.000	832,000
471	Eagle Family Foods, Inc., Series B, Company
	Guaranteed Notes (Callable 1/15/06 @ $100.00)	(CCC , Caa2)	01/15/08	8.750	369,342
440	Land O’Lakes, Inc., Global Senior Notes
	(Callable 11/15/06 @ $104.38)	(B- , B3)	11/15/11	8.750	463,100
250	Le-Natures, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 6/15/08 @ $104.25)‡	(CCC+ , Caa1)	06/15/13	9.000	271,250
220	National Wine & Spirits, Inc., Company
	Guaranteed Notes (Callable 1/15/06 @ $101.69)	(CCC+ , B3)	01/15/09	10.125	223,300
700	Pinnacle Foods Holding Corp., Global Senior
	Subordinated Notes (Callable 12/01/08 @ $104.13)	(B- , B3)	12/01/13	8.250	665,000
250	Swift & Co., Global Company Guaranteed
	Notes (Callable 10/01/06 @ $105.06)	(B+ , B1)	10/01/09	10.125	270,312
300	Swift & Co., Global Senior Subordinated Notes
	(Callable 10/01/06 @ $106.25)	(B , B2)	01/01/10	12.500	328,500
					3,525,554

Gaming (6.9%)
850	155 E Tropicana LLC, Secured Notes
	(Callable 4/01/09 @ $104.38)	(B- , B3)	04/01/12	8.750	828,750
920	Ameristar Casinos, Inc., Global Company
	Guaranteed Notes (Callable 2/15/06 @ $105.38)	(B+ , B2)	02/15/09	10.750	987,850
250	Argosy Gaming Co., Global Senior
	Subordinated Notes (Callable 1/15/09 @ $103.50)	(B+ , B1)	01/15/14	7.000	278,598
250	Argosy Gaming Co., Senior Subordinated
	Notes (Callable 9/01/06 @ $104.50)	(B+ , Ba3)	09/01/11	9.000	272,518
400	Aztar Corp., Global Senior Subordinated Notes
	(Callable 6/15/09 @ $103.94)	(B+ , Ba3)	06/15/14	7.875	420,000
1,000	Chukchansi Economic Development Authority,
	Rule 144A, Senior Notes (Callable 10/01/06
	@ $113.00)‡	(NR , NR)	06/15/09	14.500	1,210,000
500	Circus & Eldorado/Silver Legacy Capital
	Corp., Global First Mortgage Notes
	(Callable 3/01/07 @ $105.06)	(B+ , B1)	03/01/12	10.125	525,000
1,740	Hard Rock Hotel, Inc., Global Notes (Callable
	6/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	1,874,850
300	Herbst Gaming, Inc., Global Senior
	Subordinated Notes (Callable 6/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	315,000
400	Inn of the Mountain Gods, Global Senior Notes
	(Callable 11/15/07 @ $106.00)	(B , B3)	11/15/10	12.000	454,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Gaming
$400	Isle of Capri Casinos, Inc., Global Senior
	Subordinated Notes (Callable 3/01/09 @ $103.50)	(B , B2)	03/01/14	7.000	$385,500
750	Majestic Star Casino LLC, Company
	Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B , B2)	10/15/10	9.500	746,250
950	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	10/01/09	6.000	942,875
400	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	437,000
450	MGM Mirage, Inc., Company Guaranteed Notes	(B+ , Ba3)	02/01/11	8.375	486,000
250	MGM Mirage, Inc., Global Senior Notes	(BB , Ba2)	09/01/12	6.750	255,313
350	Mohegan Tribal Gaming Authority, Global
	Senior Subordinated Notes (Callable 8/15/09 @ $103.56)	(B+ , Ba3)	08/15/14	7.125	364,000
500	OED Corp., Global Company Guaranteed
	Notes (Callable 4/15/08 @ $104.38)	(B , B2)	04/15/12	8.750	493,125
600	Resorts International Hotel and Casino, Inc.,
	Company Guaranteed Notes (Callable
	3/15/07 @ $106.00)	(B , B2)	03/15/09	11.500	675,000
400	River Rock Entertainment Authority, Senior
	Notes (Callable 11/01/07 @ $104.88)	(B+ , B2)	11/01/11	9.750	446,000
550	Riviera Holdings Corp., Global Company
	Guaranteed Notes (Callable 6/15/06 @ $105.50)	(B , B2)	06/15/10	11.000	596,750
100	Seneca Gaming, Corp., Global Senior Notes
	(Callable 5/01/08 @ $103.63)	(BB- , B2)	05/01/12	7.250	103,000
500	Station Casinos, Inc., Global Senior
	Subordinated Notes (Callable 3/01/09 @ $102.58)	(B+ , B1)	03/01/16	6.875	509,375
210	Waterford Gaming LLC, Rule 144A, Senior
	Notes (Callable 9/15/08 @ $103.55)‡	(B+ , B1)	09/15/12	8.625	224,700
267	Windsor Woodmont Black Hawk, Series B,
	First Mortgage Notes^Ø	(NR , NR)	03/15/05	13.000	20,510
900	WYNN Las Vegas LLC, Global First Mortgage
	Notes (Callable 12/1/09 @ $103.31)	(B+ , B2)	12/01/14	6.625	865,125
					14,717,089

Healthcare Facilities/Supplies (2.5%)
250	Beverly Enterprises, Inc., Global Senior
	Subordinated Notes (Callable 6/15/09 @ $103.94)	(B , B2)	06/15/14	7.875	278,125
800	CDRV Investors, Inc., Senior Discount Notes
	(Callable 1/01/10 @ $104.81)+	(B- , Caa2)	01/01/15	0.000	460,000
250	Concentra Operating Corp., Global Company
	Guaranteed Notes (Callable 8/15/07 @ $104.75)	(B- , B3)	08/15/10	9.500	263,125
200	DaVita, Inc., Senior Subordinated Notes
	(Callable 3/15/10 @ $103.63)	(B , B3)	03/15/15	7.250	203,750
500	Fisher Scientific International, Rule 144A,
	Senior Subordinated Notes (Callable 7/01/10 @ $103.06)‡	(BB+ , Ba3)	07/01/15	6.125	503,750
600	Medquest, Inc., Series B, Company Guaranteed
	Notes (Callable 8/15/07 @ $105.94)	(CCC+ , Caa1)	08/15/12	11.875	636,000
1,000	MQ Associates, Inc., Global Senior Discount
	Notes (Callable 8/15/08 @ $109.00)+	(CCC+ , Caa2)	08/15/12	0.000	640,000
500	Tenet Healthcare Corp., Senior Notes	(B , B3)	02/01/15	9.250	262,500
250	Tenet Healthcare Corp., Rule 144A, Global Senior Notes‡	(B , B3)	07/01/14	9.875	507,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Healthcare Facilities/Supplies
$1,000	Triad Hospitals, Inc., Senior Subordinated
	Notes (Callable 11/15/08 @ $103.50)	(B , B3)	11/15/13	7.000	$1,017,500
250	Universal Hospital Services, Inc., Global
	Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	257,500
350	Vanguard Health Holding II, Global Senior
	Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	374,500
					5,404,250

Home Builders (1.9%)
650	D.R. Horton, Inc., Bonds	(BB+ , Ba1)	01/15/16	5.625	624,703
1,000	KB HOME, Senior Notes	(BB+ , Ba1)	06/15/15	6.250	974,689
500	Standard Pacific Corp., Senior Notes	(BB , Ba2)	08/15/15	7.000	480,000
500	Stanley Martin Communities, Rule 144A,
	Senior Subordinated Notes (Callable 8/15/10
	@ $104.88)‡	(B- , B3)	08/15/15	9.750	491,250
350	Technical Olympic USA, Inc., Global Senior
	Subordinated Notes	(B- , B2)	01/15/15	7.500	318,500
275	Toll Corp., Senior Subordinated Notes
	(Callable 12/01/06 @ $104.13)	(BB+ , Ba2)	12/01/11	8.250	292,875
650	WCI Communities, Inc., Global Company
	Guaranteed Notes (Callable 2/15/06 @ $105.31)	(B+ , Ba3)	02/15/11	10.625	693,875
250	William Lyon Homes, Inc., Global Senior
	Notes (Callable 2/15/09 @ $103.75)	(B , B2)	02/15/14	7.500	233,750
					4,109,642

Industrial (1.6%)
400	Altra Industrial Motion, Rule 144A, Secured
	Notes (Callable 12/01/08 @ $104.50)‡	(CCC+ , B3)	12/01/11	9.000	394,000
250	Amsted Industries, Inc., Rule 144A, Senior
	Notes (Callable 10/15/07 @ $105.13)‡	(B , B3)	10/15/11	10.250	273,750
600	Amtrol, Inc., Senior Subordinated Notes	(CCC- , Caa3)	12/31/06	10.625	522,000
1,000	Coleman Cable, Inc., Senior Notes
	(Callable 10/01/08 @ $104.94)	(B- , B3)	10/01/12	9.875	886,250
650	Hawk Corp., Global Senior Notes (Callable
	11/01/09 @ $104.38)	(B , B2)	11/01/14	8.750	659,750
400	Polypore, Inc., Global Senior Subordinated
	Notes (Callable 5/15/08 @ $104.38)	(CCC+ , Caa1)	05/15/12	8.750	354,000
450	True Temper Sports, Inc., Global Company
	Guaranteed Notes (Callable 3/15/08 @ $104.19)	(CCC+ , Caa1)	09/15/11	8.375	420,750
					3,510,500

Leisure (2.2%)
730	Affinity Group Holding, Global Senior
	Subordinated Notes (Callable 2/15/08 @ $105.44)	(B- , Caa1)	02/15/12	10.875	682,377
250	Affinity Group, Inc., Global Senior
	Subordinated Notes (Callable 2/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	251,250
400	AMC Entertainment, Inc., Global Senior
	Subordinated Notes (Callable 3/01/09 @ $104.00)	(CCC+ , B3)	03/01/14	8.000	354,000
650	AMC Entertainment, Inc., Global Senior
	Subordinated Notes (Callable 2/01/07 @ $104.94)	(CCC+ , B3)	02/01/12	9.875	628,875

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Leisure
$350	Bally Total Fitness Holding Corp., Global
	Senior Notes (Callable 7/15/07 @ $105.25)	(CCC , Caa1)	07/15/11	10.500	$355,250
500	Bluegreen Corp., Series B, Company
	Guaranteed Notes (Callable 4/01/06 @ $100.00)	(B- , B3)	04/01/08	10.500	506,250
400	Cinemark, Inc., Global Senior Discount Notes
	(Callable 3/15/09 @ $104.88)+	(B- , Caa1)	03/15/14	0.000	259,375
250	Cinemark USA, Inc., Global Senior
	Subordinated Notes (Callable 2/01/08 @ $104.50)	(B- , B3)	02/01/13	9.000	282,000
350	Six Flags, Inc., Global Senior Notes (Callable
	4/15/08 @ $104.88)	(CCC , Caa1)	04/15/13	9.750	346,500
700	Six Flags, Inc., Global Senior Notes (Callable
	6/01/09 @ $104.81)	(CCC , Caa1)	06/01/14	9.625	693,000
500	Worldspan LP/WS Financing Corp.,
	Rule 144A, Senior Notes (Callable 8/15/06 @ $103.00)‡#	(CCC+ , B3)	02/15/11	10.040	442,500
					4,801,377

Lodging (0.6%)
425	Felcor Lodging LP, Global Company
	Guaranteed Notes	(B- , B1)	06/01/11	8.500	464,313
600	Host Marriot LP, Series I, Global Company
	Guaranteed Notes	(B+ , Ba3)	01/15/07	9.500	630,750
200	San Pasqual Casino, Rule 144A, Private
	Placement Notes (Callable 9/15/09 @ $104.00)‡	(B+ , B2)	09/15/13	8.000	202,250
					1,297,313

Metals & Mining (3.0%)
250	AK Steel Corp., Company Guaranteed Notes
	(Callable 2/15/06 @ $101.31)	(B+ , B1)	02/15/09	7.875	243,750
450	AK Steel Corp., Global Company Guaranteed
	Notes (Callable 6/15/07 @ $103.88)	(B+ , B1)	06/15/12	7.750	417,375
900	Aleris International, Inc., Global Company
	Guaranteed Notes (Callable 11/15/09 @ $104.50)	(B- , NR)	11/15/14	9.000	954,000
500	Alpha Natural Resources, Company
	Guaranteed Notes (Callable 6/01/08 @ $105.00)	(CCC+ , B3)	06/01/12	10.000	557,500
500	American Rock Salt Co. LLC, Global Secured
	Notes (Callable 3/15/09 @ $104.75)	(B- , B3)	03/15/14	9.500	511,250
750	Edgen Acquisition Corp., Secured Notes
	(Callable 2/01/08 @ $104.94)	(B- , B3)	02/01/11	9.875	757,500
1,000	International Steel Group, Inc., Global Senior Notes	(BB , Ba2)	04/15/14	6.500	995,000
259	Ispat Inland ULC, Global Secured Notes
	(Callable 4/01/09 @ $104.88)	(B , Ba1)	04/01/14	9.750	301,735
571	Metallurg, Inc., Series B, Company Guaranteed
	Notes (Callable 12/01/05 @ $100.00)	(NR , Caa2)	12/01/07	11.000	573,353
675	Southern Peru Copper Corp., Rule 144A,
	Private Placement Notes‡	(BBB- , Ba1)	07/27/35	7.500	678,181
250	WCI Steel, Inc., Series B, Senior NotesØ	(NR , NR)	12/01/04	10.000	135,000
500	Wise Metals Group LLC, Global Secured
	Notes (Callable 5/15/08 @ $105.13)	(B- , B2)	05/15/12	10.250	397,500
					6,522,144

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Oil Equipment (0.1%)
$85	Parker Drilling Co., Series B, Company
	Guaranteed Notes (Callable 11/21/05 @ $103.38)	(B- , B2)	11/15/09	10.125	$88,506

Paper & Forest Products (3.0%)
550	Appleton Papers, Inc., Series B, Global Senior
	Subordinated Notes (Callable 6/15/09 @ $104.88)	(B+ , B3)	06/15/14	9.750	530,750
434	Caraustar Industries, Inc., Global Company
	Guaranteed Notes (Callable 4/01/06 @ $105.25)	(B- , Caa1)	04/01/11	9.875	431,830
850	Cellu Tissue Holdings, Inc., Global Secured
	Notes (Callable 3/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	856,375
1,875	Georgia-Pacific Corp., Global Company
	Guaranteed Notes (Callable 2/01/08 @ $104.69)	(BB+ , Ba2)	02/01/13	9.375	2,100,000
2,250	Newark Group, Inc., Global Senior
	Subordinated Notes (Callable 3/15/09 @ $104.88)	(B- , Caa1)	03/15/14	9.750	2,013,750
600	Stone Container Corp., Global Senior Notes
	(Callable 7/01/07 @ $104.19)	(B , B2)	07/01/12	8.375	573,000
					6,505,705

Pharmaceuticals (0.3%)
650	Athena Neuro Finance LLC, Company
	Guaranteed Notes	(B , B3)	02/21/08	7.250	627,250

Publishing (2.3%)
500	CBD Media Holdings LLC/CBD Holding
	Finance, Inc., Global Senior Notes (Callable
	7/15/08 @ $104.63)	(CCC+ , Caa2)	07/15/12	9.250	511,250
200	Dex Media East LLC, Global Company
	Guaranteed Notes (Callable 11/15/07 @ $106.06)	(B , B2)	11/15/12	12.125	235,000
500	Dex Media, Inc., Global Discount Notes
	(Callable 11/15/08 @ $104.25)+	(B , B3)	11/15/13	0.000	396,250
250	Dex Media, Inc., Global Notes (Callable
	11/15/08 @ $104.00)	(B , B3)	11/15/13	8.000	258,125
750	Haights Cross Operating Co., Global Company
	Guaranteed Notes (Callable 8/15/08 @ $105.88)	(CCC , Caa1)	08/15/11	11.750	825,000
250	Houghton Mifflin Co., Global Senior Discount
	Notes (Callable 10/15/08 @ $105.75)+	(B- , Caa2)	10/15/13	0.000	190,000
300	Houghton Mifflin Co., Global Senior Notes
	(Callable 2/01/07 @ $104.13)	(B- , B3)	02/01/11	8.250	311,250
2,000	Premier Graphics, Inc., Company Guaranteed
	Notes^Ø	(NR , NR)	12/01/05	11.500	0
350	PRIMEDIA, Inc., Global Senior Notes
	(Callable 5/15/08 @ $104.00)	(B , B2)	05/15/13	8.000	354,375
300	Sheridan Group Acquisition Corp., Global
	Secured Notes (Callable 8/15/07 @ $105.13)	(B , B1)	08/15/11	10.250	313,500
1,500	WDAC Subsidiary Corp., Rule 144A, Senior
	Notes (Callable 12/01/09 @ $104.19)‡	(CCC+ , Caa1)	12/01/14	8.375	1,458,750
					4,853,500

Restaurants (2.3%)
500	Buffets, Inc., Global Senior Subordinated
	Notes (Callable 7/15/06 @ $105.63)	(CCC , B3)	07/15/10	11.250	505,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Restaurants
$150	Carrols Corp., Rule 144A, Senior Subordinated
	Notes (Callable 1/15/09 @ $104.50)‡	(CCC- , B3)	01/15/13	9.000	$153,000
500	Denny’s Corp./Denny’s Holdings Corp., Global
	Company Guaranteed Notes (Callable
	10/01/08 @ $105.00)	(CCC+ , Caa1)	10/01/12	10.000	502,500
250	El Pollo Loco, Inc., Global Secured Notes
	(Callable 12/15/06 @ $104.63)	(B- , B2)	12/15/09	9.250	272,500
750	Friendly Ice Cream Corp., Global Senior Notes
	(Callable 6/15/08 @ $104.19)	(B- , B2)	06/15/12	8.375	712,500
400	O’Charley’s, Inc., Global Senior Subordinated
	Notes (Callable 11/01/08 @ $104.50)	(B , Ba3)	11/01/13	9.000	426,000
1,247	Romacorp, Inc., Senior Notes^	(NR , NR)	12/31/08	10.500	623,700
850	Sbarro, Inc., Company Guaranteed Notes
	(Callable 11/21/05 @ $103.67)	(CCC+ , Caa2)	09/15/09	11.000	850,000
850	Uno Restaurant Corp., Rule 144A, Senior Notes
	(Callable 2/15/08 @ $110.00)‡	(B- , B3)	02/15/11	10.000	790,500
					4,835,700

Retail - Food & Drug (1.5%)
575	Delhaize America, Inc., Global Company
	Guaranteed Notes	(BB+ , Ba1)	4/15/11	8.125	626,067
500	Duane Reade, Inc., Global Senior Subordinated
	Notes (Callable 8/01/08 @ $104.88)	(CCC , Caa1)	08/01/11	9.750	377,500
500	General Nutrition Center, Global Company
	Guaranteed Notes (Callable 1/15/08 @ $104.31)	(B- , B3)	01/15/11	8.625	482,500
700	Gregg Appliances, Inc., Rule 144A, Senior
	Notes (Callable 2/01/09 @ $104.50)‡	(B , B2)	02/01/13	9.000	661,500
750	Rite Aid Corp., Global Company Guaranteed
	Notes (Callable 1/15/10 @ $103.75)	(B+ , B2)	01/15/15	7.500	720,000
200	Roundy’s, Inc., Series B, Global Company
	Guaranteed Notes (Callable 6/15/07 @ $104.44)	(B , B2)	06/15/12	8.875	222,000
150	Stater Brothers Holdings, Inc., Global Senior
	Notes (Callable 6/15/08 @ $104.06)	(BB- , B1)	06/15/12	8.125	148,875
					3,238,442

Retail Stores (2.9%)
400	Asbury Automotive Group Co., Global
	Company Guaranteed Notes (Callable 6/15/07 @ $104.50)	(B , B3)	06/15/12	9.000	404,000
500	Brookstone Company, Inc., Rule 144A, Secured
	Notes (Callable 10/15/09 @ $106.00)‡	(B , B3)	10/15/12	12.000	497,500
500	CSK Auto, Inc., Global Company Guaranteed
	Notes (Callable 1/15/09 @ $103.50)	(B- , B2)	01/15/14	7.000	470,000
500	Finlay Fine Jewelry Corp., Global Senior Notes
	(Callable 6/01/08 @ $104.19)	(B+ , B2)	06/01/12	8.375	425,625
703	Flooring America, Inc., Series B, Company
	Guaranteed Notes (Callable
	10/15/05 @ $100.00)^Ø	(NR , NR)	10/15/07	9.250	0
625	GSC Holdings Corp., Rule 144A, Company
	Guaranteed Notes (Callable 10/1/09 @ $104)‡	(B+ , Ba3)	10/01/12	8.000	625,000
500	Intcomex, Inc., Rule 144A, Secured Notes
	(Callable 1/15/07 @ $106.00)‡	(B- , Caa1)	01/15/11	11.750	500,000
875	JC Penney Co., Inc., Series MTNA, Notes	(BB+ , Ba1)	10/15/15	6.875	943,906

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Retail Stores
$500	Nebraska Book Co., Inc., Global Senior
	Subordinated Notes (Callable 3/15/08 @ $104.31)	(CCC+ , Caa1)	03/15/12	8.625	$472,500
520	Neiman Marcus Group, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 10/15/10 @
	$105.19)‡	(B- , B3)	10/15/15	10.375	520,000
1,000	Southern States Cooperative, Inc., Rule 144A,
	Senior Notes (Callable 11/01/07 @ $108.00)‡	(B , B3)	11/01/10	10.500	1,055,000
250	United Auto Group, Inc., Global Company
	Guaranteed Notes (Callable 3/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	261,250
					6,174,781

Satellite (0.6%)
750	Echostar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	746,250
295	Echostar DBS Corp., Global Senior Notes
	(Callable 1/15/06 @ $104.56)	(BB- , Ba3)	01/15/09	9.125	311,225
195	PanAmSat Corp., Global Company Guaranteed
	Notes (Callable 8/15/09 @ $104.50)	(B+ , B1)	08/15/14	9.000	206,700
					1,264,175

Secondary Oil & Gas Producers (2.3%)
250	Belden & Blake Corp., Global Secured Notes
	(Callable 7/15/08 @ $104.38)	(CCC+ , B3)	07/15/12	8.750	262,500
950	Chesapeake Energy Corp., Senior Notes
	(Callable 7/15/10 @ $103.13)	(BB- , Ba3)	01/15/18	6.250	935,750
602	Chesapeake Energy Corp., Senior Notes
	(Callable 01/15/09 @ $103.44)	(BB- , Ba3)	01/15/16	6.875	620,060
900	Forest Oil Corp., Global Senior Notes	(BB- , Ba3)	06/15/08	8.000	959,625
300	Plains E&P Co., Series B, Global Senior
	Subordinated Notes (Callable 7/01/07 @ $104.38)	(B+ , Ba3)	07/01/12	8.750	325,500
550	Pogo Producing Co., Series B, Senior
	Subordinated Notes (Callable 4/15/06 @
	$104.13)	(BB , Ba3)	04/15/11	8.250	580,250
200	Range Resources Corp., Global Company
	Guaranteed Notes (Callable 3/15/10 @ $103.19)	(B , B3)	03/15/15	6.375	202,500
700	Vintage Petroleum, Inc., Global Senior
	Subordinated Notes (Callable 5/15/06 @
	$103.94)	(B , B1)	05/15/11	7.875	735,000
300	Whiting Petroleum Corp., Global Senior
	Subordinated Notes (Callable 5/01/08 @
	$103.63)	(B- , B2)	05/01/12	7.250	306,750
					4,927,935

Services (5.0%)
300	Advanstar Communications, Inc., Global Secured
	Notes (Callable 2/15/08 @ $105.38)	(B- , B3)	08/15/10	10.750	336,750
400	Allied Security Escrow Corp., Global Senior
	Subordinated Notes (Callable 7/15/08 @
	$105.69)	(B- , Caa1)	07/15/11	11.375	399,000
750	American Color Graphics, Inc., Global Notes
	(Callable 6/15/07 @ $105.00)	(CCC , Caa3)	06/15/10	10.000	560,625
600	Brand Services, Inc., Global Company
	Guaranteed Notes (Callable 10/15/07 @ $106.00)	(CCC+ , B3)	10/15/12	12.000	639,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Services
$750	Di Finance/Dyncorp International, Rule 144A,
	Senior Subordinated Notes (Callable 2/15/09 @ $104.75)‡	(B- , Caa1)	02/15/13	9.500	$787,500
800	Hydrochem Industrial Services, Inc., Rule 144A,
	Senior Subordinated Notes (Callable 2/15/09 @ $104.63)‡	(B- , Caa1)	02/15/13	9.250	749,000
815	Integrated Electrical Services, Inc., Series C,
	Global Company Guaranteed Notes (Callable 2/01/07 @ $101.56)	(CCC , Caa2)	02/01/09	9.375	672,375
400	Intergrated Alarm Services Group, Inc., Rule 144A, Secured Notes (Callable 11/15/08 @ $106.00)‡	(B- , B3)	11/15/11	12.000	408,000
250	Iron Mountain, Inc., Company Guaranteed
	Notes (Callable 1/15/08 @ $103.88)	(B , Caa1)	01/15/15	7.750	255,000
350	Iron Mountain, Inc., Company Guaranteed
	Notes (Callable 4/01/06 @ $104.31)	(B , Caa1)	04/01/13	8.625	368,375
500	Knowledge Learning Corp., Inc., Rule 144A,
	Company Guaranteed Notes (Callable 2/01/10 @ $103.88)‡	(B- , B3)	02/01/15	7.750	492,500
815	La Petite Academy, Inc., Series B, Company
	Guaranteed Notes (Callable 5/15/06 @ $100.00)	(CC , Ca)	05/15/08	10.000	684,600
250	Language Line Holdings, Inc., Global Senior
	Subordinated Notes (Callable 6/15/08 @ $105.56)	(CCC+ , Caa1)	06/15/12	11.125	231,250
300	Morton’s Restaurant Group, Inc., Global Secured
	Notes (Callable 7/01/07 @ $105.30)	(B- , B2)	07/01/10	7.500	298,500
300	Muzak LLC/Muzak Finance Corp., Global
	Senior Notes (Callable 2/15/06 @ $105.00)	(CCC- , Caa2)	02/15/09	10.000	252,000
400	National Beef Packing Co. LLC, Global Senior
	Notes (Callable 8/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	417,000
250	Quintiles Transnational Corp., Global Senior
	Subordinated Notes (Callable 10/01/08 @ $105.00)	(B , B3)	10/01/13	10.000	282,500
500	Rent-Way, Inc., Global Secured Notes	(B- , B3)	06/15/10	11.875	552,500
500	United Rentals North America, Inc., Global
	Senior Subordinated Notes (Callable 2/15/09 @ $103.50)	(B+ , B2)	02/15/14	7.000	466,250
425	United Rentals North America, Inc., Global
	Company Guaranteed Notes (Callable 2/15/08 @ $103.25)	(BB- , B3)	02/15/12	6.500	412,250
825	Williams Scotsman, Inc., Rule 144A, Senior
	Notes (Callable 10/1/10 @ $104.25)‡	(B , B3)	10/01/15	8.500	839,438
811	WMG Holdings Corp., Senior Discount Notes
	(Callable 12/15/09 @ $104.75)+	(B- , Caa2)	12/15/14	0.000	571,755
					10,676,168

Technology (2.7%)
500	Advanced Micro Devices, Inc., Global Senior
	Notes (Callable 11/01/08 @ $103.88)	(B- , B3)	11/01/12	7.750	515,000
900	Amkor Technology, Inc., Global Senior Notes
	(Callable 5/15/08 @ $103.88)	(B- , B3)	05/15/13	7.750	774,000
350	Amkor Technology, Inc., Global Senior Notes	(B- , B3)	02/15/08	9.250	329,875
159	Ampex Corp., Secured Notes^	(NR , NR)	08/15/08	12.000	159,481
250	Itron, Inc., Global Senior Subordinated Notes
	(Callable 5/15/08 @ $103.88)	(B , B2)	05/15/12	7.750	260,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Technology
$800	Sanmina-SCI Corp., Global Company
	Guaranteed Notes (Callable 1/15/07 @ $105.19)	(BB- , Ba2)	01/15/10	10.375	$886,000
1,000	SunGard Data Systems, Inc., Rule 144A, Senior
	Subordinated Notes (Callable 8/15/10 @ $105.13)‡	(B- , Caa1)	08/15/15	10.250	1,017,500
600	Viasystems, Inc., Global Senior Subordinated
	Notes (Callable 1/15/08 @ $105.25)	(CCC+ , Caa2)	01/15/11	10.500	592,500
1,200	Xerox Corp., Senior Notes (Callable 6/15/08 @
	$103.81)	(BB- , Ba2)	06/15/13	7.625	1,281,000
					5,815,356

Textile/Apparel/Shoe Manufacturing (1.9%)
250	BGF Industries, Inc., Series B, Senior
	Subordinated Notes (Callable 1/15/06 @ $101.75)	(CCC- , Ca)	01/15/09	10.250	230,000
1,600	Levi Strauss & Co., Global Senior Notes
	(Callable 1/15/10 @ $104.88)	(B- , Caa3)	01/15/15	9.750	1,640,000
735	Levi Strauss & Co., Global Senior Notes
	(Callable 12/15/07 @ $106.13)	(B- , Caa3)	12/15/12	12.250	815,850
500	Levi Strauss & Co., Global Senior
	Unsubordinated Notes (Callable 4/01/07 @ $102.00)#	(B- , Caa3)	04/01/12	8.254	501,250
400	Phillips Van-Heusen Corp., Global Senior Notes
	(Callable 2/15/08 @ $103.63)	(BB , B2)	02/15/11	7.250	404,000
500	Propex Fabrics, Inc., Global Company
	Guaranteed Notes (Callable 12/01/08 @ $105.00)	(B- , Caa1)	12/01/12	10.000	463,750
					4,054,850

Tower (0.6%)
800	American Tower Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.56)	(CCC+ , B3)	10/15/12	7.125	840,000
587	SBA Telecommunications Corp., Global Senior
	Discount Notes (Callable 12/15/07 @ $104.88)+	(CCC- , B3)	12/15/11	0.000	535,638
					1,375,638

Transportation (0.3%)
300	H-Lines Finance Holding Corp., Rule 144A,
	Senior Discount Notes (Callable 4/01/08 @ $105.50)‡+	(CCC+ , Caa2)	04/01/13	0.000	250,500
300	Horizon Lines LLC, Notes (Callable 11/01/08
	@ $104.50)	(B- , B3)	11/01/12	9.000	322,875
					573,375

Utilities (3.7%)
37	AES Corp., Senior Notes	(B- , B1)	06/01/09	9.500	39,968
400	AES Corp., Senior Notes	(B- , B1)	03/01/14	7.750	426,000
400	Allegheny Energy Supply Company LLC, Global
	Notes	(B , Ba3)	03/15/11	7.800	440,000
400	Aquila, Inc., Senior Notes	(B- , B2)	11/15/09	7.625	420,000
950	Calpine Corp., Rule 144A, Secured Notes
	(Callable 7/15/07 @ $104.25)‡	(B- , NR)	07/15/10	8.500	684,000
850	Calpine Corp., Rule 144A, Secured Notes
	(Callable 7/15/08 @ $104.38)‡	(B- , NR)	07/15/13	8.750	605,625
747	Calpine Corp., Senior Notes	(CCC , Caa3)	04/15/09	7.750	392,175
800	Calpine Generating Co., Global Secured Notes
	(Callable 4/01/08 @ $103.50)#	(B- , B3)	04/01/10	9.443	812,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
DOMESTIC SECURITIES
CORPORATE OBLIGATIONS
Utilities
$250	CMS Energy Corp., Global Senior Notes	(B+ , B1)	08/01/10	7.750	$270,000
700	CMS Energy Corp., Senior Notes	(B+ , B1)	01/15/09	7.500	736,750
500	Edison Mission Energy, Global Senior Notes	(B+ , B1)	08/15/08	10.000	556,250
500	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	530,000
400	Midwest Generation LLC, Global Secured
	Notes (Callable 5/01/09 @ $104.38)	(B , B1)	05/01/34	8.750	447,500
500	Mirant Americas Generation LLC, Senior NotesØ	(NR , NR)	05/01/06	7.625	608,750
300	Mirant Corp., Rule 144A, Senior Notes‡Ø	(NR , NR)	07/15/04	7.400	361,500
248	NRG Energy, Inc., Secured Notes (Callable
	12/15/08 @ $104.00)	(B , B1)	12/15/13	8.000	265,360
300	Sierra Pacific Resources, Global Senior Notes
	(Callable 3/15/09 @ $104.31)	(B- , B2)	03/15/14	8.625	332,175
					7,928,053

Wireless (3.9%)
50	Airgate PCS, Inc., Rule 144A, Secured Notes
	(Callable 1/01/06 @ $104.69)‡	(CCC , Caa1)	09/01/09	9.375	52,750
350	Airgate PCS, Inc., Secured Notes (Callable
	1/01/06 @ $104.69)	(CCC , Caa1)	09/01/09	9.375	369,250
500	American Cellular Corp., Series B, Global Senior
	Notes (Callable 8/01/07 @ $105.00)	(B- , Caa1)	08/01/11	10.000	547,500
400	Centennial Cellular Operating Co./Centennial
	Communications Corp., Global Company
	Guaranteed Notes (Callable 6/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	452,000
455	Dobson Cellular Systems, Secured Notes
	(Callable 11/01/08 @ $104.94)	(CCC , B3)	11/01/12	9.875	500,500
600	Dobson Communications Corp., Global Senior
	Notes (Callable 10/01/08 @ $104.44)	(CCC , Ca)	10/01/13	8.875	603,000
350	Horizon PCS, Inc., Global Company Guaranteed
	Notes (Callable 7/15/08 @ $105.69)	(CCC , B3)	07/15/12	11.375	404,250
250	IPCS, Inc., Global Senior Notes (Callable
	5/01/08 @ $105.75)	(CCC , B3)	05/01/12	11.500	290,000
250	IWO Holdings, Inc., Global Company
	Guaranteed Notes (Callable 1/15/10 @ $105.38)+	(CCC- , Caa2)	01/15/15	0.000	176,875
350	Nextel Communications, Inc., Senior Notes
	(Callable 8/01/08 @ $103.69)	(A- , Baa2)	08/01/15	7.375	375,010
750	Nextel Partners, Inc., Global Senior Notes
	(Callable 7/01/07 @ $104.06)	(BB- , Ba3)	07/01/11	8.125	813,750
2,100	Rural Cellular Corp., Global Senior Subordinated
	Notes (Callable 1/15/06 @ $104.88)	(CCC , Caa2)	01/15/10	9.750	2,131,500
750	Triton PCS, Inc., Global Company Guaranteed
	Notes (Callable 6/01/08 @ $104.25)	(CCC- , Caa1)	06/01/13	8.500	718,125
400	U.S. Unwired, Inc., Series B, Global Secured
	Notes (Callable 6/15/08 @ $105.00)	(CCC- , Caa1)	06/15/12	10.000	462,000
500	Ubiquitel Operating Co., Global Senior Notes
	(Callable 3/01/07 @ $107.41)	(CCC , Caa1)	03/01/11	9.875	557,500
					8,454,010

TOTAL CORPORATE OBLIGATIONS (Cost $196,161,267)					189,247,088

Number of
Shares		Value
DOMESTIC SECURITIES
COMMON STOCKS (0.8%)
Broadcast/Outdoor (0.1%)
5,567	Equinix, Inc.*	$231,866

Cable (0.0%)
69,987	Digitalglobe, Inc.^*	69,987

Chemicals (0.0%)
4,893	Huntsman Corp.*	95,658

Containers (0.0%)
20,689	Continental AFA Dispensing Co.^*	37,240

Food Processors/Beverage/Bottling (0.3%)
562	Crunch Equity Holdings LLC*	609,770

Healthcare Facilities/Supplies (0.0%)
232	Magellan Health Services, Inc.*	8,155

Industrial (0.1%)
36,000	Doskocil Manufacturing Co.^*	126,000

Retail Stores (0.1%)
18,064	Safelite Glass Corp., Class B^*	90,320
1,219	Safelite Realty Corp.^*	12,190
		102,510

Services (0.2%)
21,306	Cenveo, Inc.*	220,943
10,652	Cenveo, Inc., Rule 144A‡*	110,461
		331,404

TOTAL COMMON STOCKS (Cost $1,455,295)		1,612,590

PREFERRED STOCKS (0.2%)
Cable (0.0%)
7,500	Adelphia Communications Corp., 13%
	cumulative exchangeable Series B (Callable 11/21/05 @ $103.25)*	3,375

Wireless (0.2%)
426	Rural Cellular Corp., Series B, 11.375% Senior
	Exchangeable (Callable 5/15/06 @ $1,014.22)*»	531,435
		531,435

TOTAL PREFERRED STOCKS (Cost $1,082,079)		534,810

WARRANTS (0.0%)
Aerospace (0.0%)
800	Decrane Aircraft Holdings, Rule 144A, strike
	price $35.65, expires 9/30/08^‡*	8

Broadband (0.0%)
400	Colt Telecom Group Plc, strike price $75.63,
	expires 12/31/06*	7,398

Number of
Shares		Value
DOMESTIC SECURITIES
WARRANTS
Building Products (0.0%)
1,250	Dayton Superior Corp., Rule 144A, strike price
	$0.01, expires 6/15/09‡*	$13

Cable (0.0%)
4	NTL, Inc., Series A, stirke price $262.93,
	expires 1/13/11*	2

Competitive Local Exchange Carrier (0.0%)
6,290	Loral Space & Communications, strike price
	$23.70, expires 12/27/06*	47

Containers (0.0%)
747	Pliant Corp., Rule 144A, strike price $0.01,
	expires 6/01/10^‡*	93

Gaming (0.0%)
3,000	Mikohn Gaming Corp., strike price $7.70,
	expires 8/15/08*	180
100	Windsor Woodmont Black Hawk, strike price
	$0.01, expires 3/15/10^*	0
		180

Retail Stores (0.0%)
44,271	Safelite Glass Corp., Class A, strike price $0.01,
	expires 9/29/06^*	443
29,514	Safelite Glass Corp., Class B, strike price $0.01,
	expires 9/29/07^*	295
		738

Satellite (0.0%)
250	Pegasus Communications Corp., strike price
	$75.00, expires 1/01/07^*	0

Textile/Apparel/Shoe Manufacturing (0.0%)
117	AGY Holding Corp., strike price $0.01,
	expires 1/01/10^*	293
TOTAL WARRANTS (Cost $86,125)		8,772

TOTAL DOMESTIC SECURITIES (Cost $198,784,766)		191,403,260

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%
FOREIGN SECURITIES (7.9%)
CORPORATE OBLIGATIONS (7.6%)
Automobile Manufacturing/Vehicle Parts (0.1%)
$250	Bombardier Recreational Products, Inc., Global
	Senior Subordinated Notes (Callable
	12/15/08 @ $104.19) (Canada)	(B- , B3)	12/15/13	8.375	263,125

Broadband (0.3%)
750	Global Crossing Finance Plc, Rule 144A,
	Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)‡	(B- , Caa1)	12/15/14	10.750	665,625

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
FOREIGN SECURITIES
CORPORATE OBLIGATIONS
Broadcast/Outdoor (0.1%)
$150	Corus Entertainment, Inc., Global Senior
	Subordinated Notes (Callable 3/01/07 @
	$104.38) (Canada)	(B+ , B1)	03/01/12	8.750	$161,437

Building Products (0.4%)
750	MAAX Corp., Global Senior Subordinated Notes
	(Callable 6/15/08 @ $104.88) (Canada)	(CCC+ , B3)	06/15/12	9.750	656,250
500	MAAX Holdings, Inc., Rule 144A, Senior
	Discount Notes (Callable 12/15/08 @ $105.63) (Canada)‡+	(CCC+ , Caa1)	12/15/12	0.000	212,500
					868,750

Cable (0.8%)
4,600	Australis Holdings Pty. Ltd., Yankee Senior
	Discount Notes (Australia)^Ø	(NR , NR)	11/01/02	15.000	92,000
400	Kabel Deutschland GmbH, Rule 144A, Company
	Guaranteed (Callable 7/01/09 @ $105.31) (Germany)‡	(B- , B2)	07/01/14	10.625	555,000
600	Telenet Group Holding NV, Rule 144A,
	Discount Notes (Callable 12/15/08 @ $105.75) (Belgium)‡+	(CCC+ , Caa2)	06/15/14	0.000	493,500
600	Videotron LTEE, Global Company Guaranteed
	Notes (Callable 1/15/09 @ $103.44) (Canada)	(B+ , Ba3)	01/15/14	6.875	618,750
					1,759,250

Chemicals (0.3%)
600	Rhodia SA, Global Senior Notes (France)	(CCC+ , B3)	06/01/10	10.250	584,375

Containers (0.4%)
795	Crown Euro Holdings SA, Global Secured
	Notes (Callable 3/01/07 @ $104.75) (France)	(B+ , B1)	03/01/11	9.500	874,500

Industrial (0.0%)
924	International Utility Structures, Inc.,
	Subordinated Notes (Callable 2/01/06 @ $100.00) (Canada)^Ø	(NR , NR)	02/01/08	13.000	0
800	International Utility Structures, Inc., Yankee
	Senior Subordinated Notes (Callable 2/01/06 @ $100.00)(Canada)^Ø	(NR , NR)	02/01/08	10.750	0
					0
Leisure (0.5%)
250	Intrawest Corp., Global Senior Notes (Callable
	10/15/08 @ $103.75) (Canada)	(B+ , B1)	10/15/13	7.500	257,188
750	NCL Corp., Rule 144A, Senior Notes (Callable
	7/15/09 @ $105.31) (Bermuda)‡	(B+ , B2)	07/15/14	10.625	795,000
					1,052,188

Metals & Mining (0.1%)
250	Gerdau Ameristeel Corp., Global Senior Notes
	(Callable 7/15/07 @ $105.38) (Canada)	(BB- , Ba3)	07/15/11	10.375	279,375

Paper & Forest Products (1.8%)
250	Abitibi-Consolidated, Inc., Global Notes (Canada)	(BB- , Ba3)	06/15/11	7.750	247,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
FOREIGN SECURITIES
CORPORATE OBLIGATIONS
Paper & Forest Products
$250	Ainsworth Lumber Co. Ltd., Global Company
	Guaranteed Notes (Callable 10/01/08 @
	$103.63) (Canada)	(B+ , B2)	10/01/12	7.250	$236,250
750	Fraser Papers, Inc., Rule 144A, Company
	Guaranteed Notes (Callable 3/15/10 @
	$104.38) (Canada)‡	(B , B3)	03/15/15	8.750	663,750
500	JSG Funding plc, Global Senior Notes (Callable
	10/01/07 @ $104.81) (Ireland)	(B- , B3)	10/01/12	9.625	505,000
1,750	JSG Funding plc, Senior Subordinated Notes
	(Callable 1/31/10 @ $103.88) (Ireland)	(B- , Caa1)	04/01/15	7.750	1,496,250
250	Norkse Skog Ltd., Global Senior Notes (Callable
	3/01/09 @ $103.69) (Canada)	(BB- , Ba3)	03/01/14	7.375	238,750
250	Tembec Industries, Inc., Global Company
	Guaranteed Notes (Canada)	(B , B3)	03/15/12	7.750	160,000
400	Tembec Industries, Inc., Yankee Company
	Guaranteed Notes (Canada)	(B , B3)	06/30/09	8.625	274,000
					3,821,250

Pharmaceuticals (0.2%)
400	Biovail Corp., Yankee Senior Subordinated
	Notes (Callable 4/01/06 @ $103.94)
	(Canada)	(BB- , B2)	4/1/10	7.875	417,000

Retail - Food & Drug (0.3%)
700	Jean Coutu Group (PJC), Inc., Global Senior
	Subordinated Notes (Callable 8/01/09 @
	$104.25) (Canada)	(B , B3)	08/01/14	8.500	700,000

Satellite (0.3%)
600	Intelsat Bermuda Ltd., Rule 144A, Senior Notes
	(Callable 1/15/09 @ $104.13) (Bermuda)‡	(B+ , B2)	01/15/13	8.250	606,750

Technology (0.7%)
300	Celestica, Inc., Senior Subordinated Notes
	(Callable 7/01/08 @ $103.94) (Canada)	(B , B2)	07/01/11	7.875	538,125
250	Danka Business Systems Plc, Global Senior
	Notes (Callable 6/15/07 @ $105.50) (United Kingdom)	(B , B3)	06/15/10	11.000	188,000
650	Flextronics International Ltd., Global Senior
	Subordinated Notes (Callable 11/15/09 @
	$103.13) (Singapore)	(BB- , Ba2)	11/15/14	6.250	425,000
400	Magnachip Semiconductor, Senior Subordinated
	Notes (Callable 12/15/09 @ $104.00)
	(South Korea)	(B- , B2)	12/15/14	8.000	370,000
					1,521,125

Transportation (1.1%)
700	Sea Containers Ltd., Series B, Yankee Senior
	Notes (Bermuda)	(B , B3)	02/15/08	7.875	687,750
750	Ship Finance International Ltd., Global Senior
	Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B , B1)	12/15/13	8.500	1,321,312
250	Stena AB, Global Senior Notes (Callable
	12/01/09 @ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	232,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
FOREIGN SECURITIES
CORPORATE OBLIGATIONS
Transportation
$150	Titan Petrochemicals Group Ltd., Rule 144A,
	Company Guaranteed Notes (Bermuda)‡	(B+ , B1)	03/18/12	8.500	$145,125
					2,386,687

Wireless (0.2%)
500	Millicom International Cellular S.A., Global
	Senior Notes (Callable 12/01/08 @ $105.00)
	(Luxembourg)	(B- , B3)	12/01/13	10.000	518,750

TOTAL FOREIGN CORPORATE OBLIGATIONS (Cost $19,861,518)					16,480,187

GOVERNMENT OBLIGATION (0.3%)
Argentina (0.3%)
1,193	Republic of Argentina, Notes
	(Cost $373,600)	(B- , NR)	12/31/33	5.830	535,660

TOTAL FOREIGN SECURITIES (Cost $20,235,118)					17,015,847

SHORT - TERM INVESTMENT (1.1%)
2,388,000	Wells Fargo Bank, overnight deposit (Grand Cayman) (Cost $2,388,000)		10/03/05	3.300	2,388,000

	TOTAL INVESTMENTS (98.2%) (Cost $221,407,884)				210,807,107

ASSETS IN EXCESS OF OTHER LIABILITIES (1.8%)					3,839,326

NET ASSETS (100%)
	Applicable to $49,895,588 issued and outstanding $.001 par value shares
	(authorized 100,000,000 shares)				$214,646,433

INVESTMENT ABBREVIATIONS MTNA = Medium Term Notes Series A NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A,of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $37,422,981 or 17.4% of net assests.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Floating Rate - The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 2005.
+	Step Bond - The interest rate stated is the rate as of September 30, 2005.
Ø	Security in default.
*	Non-income producing security.
»	Payment-in-kind preferred stock. Market value includes accrued dividend.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater then 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occuring before the Fund’s Valuation Time but after the close of the securities, primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

Federal Income Tax Cost - At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $221,407,884, 7,370,161, (17,970,938), and $(10,600,777), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:           Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 29, 2005

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 29, 2005